Share-Based Payments - Additional Information (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized	$ 4,746,702	$ 6,818,045
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized	$ 1,353,090
Number of performance right convertible to ordinary shares	1